SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS For the Wells Fargo Advantage Strategic Municipal Bond Fund (the "Fund")
(Wells Fargo Advantage Strategic Municipal Bond Fund)
The following is added in the sections entitled "Principal Investment Strategies" contained in both the Fund Summaries and The Funds sections:
While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's overall dollar-weighted average effective duration to be 6 years or less.
The following additional benchmark information is added to the table entitled "Average Annual Total Returns for the periods ended 12/31/2011" contained in the summary section for the Fund:
Average Annual Total Returns (Wells Fargo Advantage Strategic Municipal Bond Fund)		1 Year	5 Years	10 Years
Barclays Short-Intermediate Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	6.76%	5.20%	4.60%
[1]	Effective immediately, the Fund changed its benchmark from the Barclays Municipal Bond Index to the Barclays Short-Intermediate Municipal Bond Index to better align with its duration range.